                                                        OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-7787
       -------------------------------------------------------------------------

                                AIM Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: 6/30/03
                          -------------------------

                                   [COVER ART]

                             AIM GLOBAL TRENDS FUND

                                  June 30, 2003

                        SEMIANNUAL REPORT TO SHAREHOLDERS

      AIM Global Trends Fund seeks to provide long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY COUNTRY

                                  [PIE CHART]

NETHERLANDS                                  4.6%
JAPAN                                        5.1%
UNITED KINGDOM                               6.2%
UNITED STATES                               64.2%
CASH & OTHER                                 3.9%
CANADA                                       3.4%
IRELAND                                      3.0%
NORWAY                                       2.5%
SPAIN                                        2.4%
FRANCE                                       2.4%
ITALY                                        2.3%

TOTAL NUMBER OF HOLDINGS*                     97

TOTAL NET ASSETS                  $140.4 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (9/15/97)                          3.27%
  5 Years                                     2.12
  1 Year                                     -3.76

CLASS B SHARES
 Inception (9/15/97)                          3.51%
  5 Years                                     2.31
  1 Year                                     -4.45

CLASS C SHARES
 Inception (1/2/98)                           4.42%
  5 Years                                     2.64
  1 Year                                     -0.45

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                               13.17%

CLASS B SHARES                               12.98

CLASS C SHARES                               12.87

MSCI WORLD INDEX                             11.12
(Broad Market and Style-Specific Index)

LIPPER GLOBAL FUND INDEX                      9.69
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

===================================================================================================================
TOP 10 EQUITY HOLDINGS*                                        TOP 10 INDUSTRIES*
-------------------------------------------------------------------------------------------------------------------
 1. Statoil A.S.A. (Norway)                            2.5%     1. Managed Health Care                         8.0%
 2. AT&T Corp.                                         2.5      2. Diversified Commercial Services             5.9
 3. Harley-Davidson, Inc.                              2.5      3. Thrifts & Mortgage Finance                  5.7
 4. Banco Santander Central Hispano S.A. (Spain)       2.4      4. Diversified Banks                           5.6
 5. Altria Group, Inc.                                 2.4      5. Integrated Oil & Gas                        4.6
 6. Anthem, Inc.                                       2.4      6. Life & Health Insurance                     4.3
 7. Prudential Financial, Inc.                         2.4      7. Tobacco                                     3.2
 8. ING Groep N.V. (Netherlands)                       2.4      8. Systems Software                            2.9
 9. Colgate-Palmolive Co.                              2.3      9. Specialty Stores                            2.6
10. Canon Inc. (Japan)                                 2.3     10. Integrated Telecommunication Services       2.5

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Global Trends Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged MSCI World Index tracks the performance of approximately 50 countries covered by Morgan Stanley Capital International that are considered developed markets.

o The unmanaged Lipper Global Fund Index represents an average of the performance of the 30 largest global funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--) is a group of foreign securities tracked by Morgan Stanley Capital International.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                   Dear Shareholder:

[PHOTO OF          This is your report on AIM Global Trends Fund for the six
ROBERT H.          months ended June 30, 2003. Important information such as
GRAHAM]            top holdings and fund performance as of the close of the
                   reporting period appears on the opposite page. This letter
DESPITE ECONOMIC   will provide an overview of the markets and your fund during
SLUGGISHNESS,      the six months covered by this report.
DOMESTIC EQUITY
MARKETS PERFORMED      As always, timely information about your fund and the
WELL,              markets in general is available at our Web site,
PARTICULARLY       aiminvestments.com. From our home page, click on Products
DURING THE SECOND  and Performance, then Mutual Funds, then AIM Funds, and then
HALF               select the type of information you wish to view.
OF THE REPORTING
PERIOD.            MARKET CONDITIONS
ROBERT H. GRAHAM

Economic sluggishness continued in the United States during the reporting period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%.

    The pattern was similar overseas. For example, both the European Central Bank and the Bank of Japan noted slow growth in a number of overseas economies. International markets, as measured by the MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), produced negative returns for the first quarter of 2003. Many foreign markets rallied, however, in April and continued to produce positive returns each month throughout the second quarter.

    On the currency front, the U.S. dollar remained weak compared to many foreign currencies, particularly the euro. Other currencies that gained ground on the U.S. dollar during the reporting period included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

During the reporting period, AIM Global Trends Fund Class A shares at NAV outperformed the fund's broad market index, the MSCI World Index. The fund management team composed of Derek S. Izuel and Eric Thaller describe the fund's management process as predominantly quantitative. Stock selection is based on a screening process that considers certain factors such as growth and stability of earnings, valuation, profitability, financial strength, price momentum and volatility.

    As of June 30, 2003, the fund had significant exposure to the following sectors: financials, consumer discretionary and information technology. At the end of the reporting period, the fund's largest regional exposure was to stocks in North America (primarily the U.S.), Europe, Asia and the South Pacific (Australia). The fund had 97 holdings at the end of the reporting period compared to 112 on December 31, 2002.

IN CLOSING

I thank you for your continued participation in AIM Global Trends Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-58.99%

AEROSPACE & DEFENSE-0.50%

United Technologies Corp.                            9,900   $    701,217
=========================================================================

APPAREL RETAIL-1.10%

Chico's FAS, Inc.(a)                                43,700        919,885
-------------------------------------------------------------------------
Ross Stores, Inc.                                   14,600        624,004
=========================================================================
                                                                1,543,889
=========================================================================

APPLICATION SOFTWARE-1.13%

FactSet Research Systems Inc.                       36,000      1,585,800
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.50%

Nuveen Investments-Class A                          25,600        697,344
=========================================================================

BROADCASTING & CABLE TV-0.48%

EchoStar Communications Corp.-Class A(a)            19,500        675,090
=========================================================================

CONSTRUCTION & ENGINEERING-1.28%

Jacobs Engineering Group Inc.(a)                    42,500      1,791,375
=========================================================================

CONSUMER FINANCE-0.42%

Providian Financial Corp.(a)                        63,400        587,084
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.67%

Paychex, Inc.                                       80,100      2,347,731
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.79%

J.P. Morgan Chase & Co.                             32,600      1,114,268
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-5.88%

Apollo Group, Inc.-Class A(a)                       48,900      3,020,064
-------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)               9,900        401,247
-------------------------------------------------------------------------
Deluxe Corp.                                        26,800      1,200,640
-------------------------------------------------------------------------
Dun & Bradstreet Corp. (The)(a)                     10,500        431,550
-------------------------------------------------------------------------
H&R Block, Inc.                                     44,700      1,933,275
-------------------------------------------------------------------------
University of Phoenix Online(a)                     25,100      1,272,570
=========================================================================
                                                                8,259,346
=========================================================================

DIVERSIFIED METALS & MINING-0.88%

Freeport-McMoRan Copper & Gold, Inc.-Class B        50,200      1,229,900
=========================================================================

HEALTH CARE SUPPLIES-0.28%

SurModics, Inc.(a)                                  12,800        390,400
=========================================================================

HOME ENTERTAINMENT SOFTWARE-0.27%

Take-Two Interactive Software, Inc.(a)              13,600        385,424
=========================================================================

HOMEBUILDING-1.12%

Ryland Group, Inc. (The)                            22,600      1,568,440
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-0.31%

Toro Co. (The)                                      10,800   $    429,300
=========================================================================

HOUSEHOLD PRODUCTS-2.29%

Colgate-Palmolive Co.                               55,400      3,210,430
=========================================================================

INDUSTRIAL CONGLOMERATES-1.56%

3M Co.                                              12,000      1,547,760
-------------------------------------------------------------------------
Textron Inc.                                        16,600        647,732
=========================================================================
                                                                2,195,492
=========================================================================

INDUSTRIAL MACHINERY-1.53%

Briggs & Stratton Corp.                             14,400        727,200
-------------------------------------------------------------------------
Dionex Corp.(a)                                     35,700      1,419,075
=========================================================================
                                                                2,146,275
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.48%

AT&T Corp.                                         181,200      3,488,100
=========================================================================

INTERNET RETAIL-1.21%

Amazon.com, Inc.(a)                                 19,000        693,310
-------------------------------------------------------------------------
eBay Inc.(a)                                         9,700      1,010,546
=========================================================================
                                                                1,703,856
=========================================================================

INTERNET SOFTWARE & SERVICES-0.80%

Expedia, Inc.(a)                                     5,800        443,004
-------------------------------------------------------------------------
Yahoo! Inc.(a)                                      20,600        674,856
=========================================================================
                                                                1,117,860
=========================================================================

IT CONSULTING & OTHER SERVICES-1.28%

CACI International Inc.-Class A(a)                  40,500      1,389,150
-------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)             16,500        401,940
=========================================================================
                                                                1,791,090
=========================================================================

LEISURE PRODUCTS-1.97%

Mattel, Inc.                                       146,400      2,769,888
=========================================================================

LIFE & HEALTH INSURANCE-2.39%

Prudential Financial, Inc.                          99,700      3,354,905
=========================================================================

MANAGED HEALTH CARE-7.99%

AMERIGROUP Corp.(a)                                 20,900        777,480
-------------------------------------------------------------------------
Anthem, Inc.(a)                                     43,500      3,356,025
-------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)              15,700        821,110
-------------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                        15,300        643,059
-------------------------------------------------------------------------
UnitedHealth Group Inc.                             49,800      2,502,450
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
MANAGED HEALTH CARE-(CONTINUED)

WellPoint Health Networks Inc.(a)                   37,000   $  3,119,100
=========================================================================
                                                               11,219,224
=========================================================================

MOTORCYCLE MANUFACTURERS-2.45%

Harley-Davidson, Inc.                               86,300      3,439,918
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.46%

AES Corp. (The)(a)                                 101,700        645,795
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.22%

St. Mary Land & Exploration Co.                     11,200        305,760
=========================================================================

OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-1.01%

Williams Energy Partners L.P.                       29,900      1,416,064
=========================================================================

PACKAGED FOODS & MEATS-0.95%

H.J. Heinz Co.                                      40,400      1,332,392
=========================================================================

PHARMACEUTICALS-0.30%

Merck & Co. Inc.                                     7,000        423,850
=========================================================================

REGIONAL BANKS-0.19%

SouthTrust Corp.                                    10,000        272,000
=========================================================================

SPECIALTY STORES-2.55%

Bed Bath & Beyond Inc.(a)                           81,000      3,143,610
-------------------------------------------------------------------------
Claire's Stores, Inc.                               17,200        436,192
=========================================================================
                                                                3,579,802
=========================================================================

SYSTEMS SOFTWARE-2.12%

Oracle Corp.(a)                                    247,600      2,976,152
=========================================================================

THRIFTS & MORTGAGE FINANCE-5.72%

Countrywide Financial Corp.                         18,800      1,307,916
-------------------------------------------------------------------------
PMI Group, Inc. (The)                               65,300      1,752,652
-------------------------------------------------------------------------
Radian Group Inc.                                   50,700      1,858,155
-------------------------------------------------------------------------
Washington Mutual, Inc.                             75,300      3,109,890
=========================================================================
                                                                8,028,613
=========================================================================

TOBACCO-2.40%

Altria Group, Inc.                                  74,200      3,371,648
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.51%

Nextel Communications, Inc.-Class A(a)              39,400        712,352
=========================================================================
    Total Domestic Common Stocks (Cost
      $74,866,557)                                             82,808,074
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-35.83%

AUSTRALIA-1.31%

Australia & New Zealand Banking Group Ltd.
  (Diversified Banks)                               55,500        695,886
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
AUSTRALIA-(CONTINUED)

Boral Ltd. (Construction Materials)                333,800   $  1,137,983
=========================================================================
                                                                1,833,869
=========================================================================

CANADA-3.40%

Celestica Inc. (Electronic Manufacturing
  Services)(a)                                      87,600      1,373,098
-------------------------------------------------------------------------
Nortel Networks Corp. (Communications
  Equipment)                                       616,000      1,664,123
-------------------------------------------------------------------------
Placer Dome Inc. (Gold)                            141,900      1,737,680
=========================================================================
                                                                4,774,901
=========================================================================

FINLAND-0.29%

Nokia Oyj (Communications Equipment)                24,738        408,486
=========================================================================

FRANCE-2.36%

AXA (Multi-Line Insurance)                         111,508      1,734,704
-------------------------------------------------------------------------
Orange S.A. (Wireless Telecommunication
  Services)(a)                                     130,461      1,161,246
-------------------------------------------------------------------------
Wanadoo (Internet Software & Services)(a)           62,978        422,787
=========================================================================
                                                                3,318,737
=========================================================================

GERMANY-0.63%

SAP A.G. (Application Software)                      7,474        883,868
=========================================================================

IRELAND-3.02%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)                                           339,000      3,005,760
-------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)              27,400      1,230,260
=========================================================================
                                                                4,236,020
=========================================================================

ISRAEL-0.76%

Check Point Software Technologies Ltd.
  (Systems Software)(a)                             54,900      1,073,295
=========================================================================

ITALY-2.28%

Eni S.p.A. (Integrated Oil & Gas)                  152,200      2,308,152
-------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.
  (Multi-Line Insurance)                            58,653        892,189
=========================================================================
                                                                3,200,341
=========================================================================

JAPAN-5.08%

Canon Inc. (Office Electronics)                     69,000      3,175,660
-------------------------------------------------------------------------
Fast Retailing Co. Ltd. (Apparel Retail)            33,900      1,050,526
-------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                    83,600        801,644
-------------------------------------------------------------------------
Sharp Corp. (Consumer Electronics)(a)               34,000        437,638
-------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Auto Parts &
  Equipment)                                        87,000      1,243,376
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
JAPAN-(CONTINUED)

Yamaha Corp. (Leisure Products)(a)                  30,300   $    416,587
=========================================================================
                                                                7,125,431
=========================================================================

NETHERLANDS-4.61%

ABN AMRO Holding N.V. (Diversified Banks)           21,363        409,582
-------------------------------------------------------------------------
Aegon N.V. (Life & Health Insurance)(a)            273,473      2,745,964
-------------------------------------------------------------------------
ING Groep N.V. (Other Diversified Financial
  Services)                                        190,603      3,320,723
=========================================================================
                                                                6,476,269
=========================================================================

NORWAY-2.52%

Statoil A.S.A. (Integrated Oil & Gas)              413,931      3,532,815
=========================================================================

SINGAPORE-0.94%

Fraser & Neave Ltd. (Brewers)                      159,100        777,178
-------------------------------------------------------------------------
Want Want Holdings Ltd. (Packaged Foods &
  Meats)                                           696,000        542,880
=========================================================================
                                                                1,320,058
=========================================================================

SPAIN-2.41%

Banco Santander Central Hispano S.A.
  (Diversified Banks)                              384,502      3,378,213
=========================================================================

UNITED KINGDOM-6.22%

Allied Domecq PLC (Distillers & Vintners)          118,920        657,493
-------------------------------------------------------------------------
Barratt Developments PLC (Homebuilding)             55,240        395,027
-------------------------------------------------------------------------
Bellway PLC (Homebuilding)                          39,940        377,184
-------------------------------------------------------------------------
British American Tobacco PLC (Tobacco)             101,690      1,157,286
-------------------------------------------------------------------------
HBOS PLC (Diversified Banks)(a)                     32,110        416,988
-------------------------------------------------------------------------
Lonmin PLC (Precious Metals & Minerals)             72,430        913,615
-------------------------------------------------------------------------
Next PLC (Department Stores)                       123,780      2,103,291
-------------------------------------------------------------------------
Scottish & Newcastle PLC (Brewers)(a)               67,150        407,389
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                       101,070   $    669,225
-------------------------------------------------------------------------
Tate & Lyle PLC (Packaged Foods & Meats)            76,750        435,140
-------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)        44,700        870,171
-------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                      169,660        332,803
=========================================================================
                                                                8,735,612
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $44,457,404)                             50,297,915
=========================================================================

MONEY MARKET FUNDS-2.03%

STIC Liquid Assets Portfolio(b)                  1,425,692      1,425,692
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                          1,425,692      1,425,692
=========================================================================
    Total Money Market Funds (Cost
      $2,851,384)                                               2,851,384
=========================================================================
TOTAL INVESTMENTS-96.85% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $122,175,345)                 135,957,373
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.94%

STIC Liquid Assets Portfolio(b)(c)               5,575,538      5,575,538
-------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                       5,575,538      5,575,538
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $11,151,076)                                       11,151,076
=========================================================================
TOTAL INVESTMENTS-104.79% (Cost $133,326,421)                 147,108,449
=========================================================================
OTHER ASSETS LESS LIABILITIES-(4.79%)                          (6,717,763)
=========================================================================
NET ASSETS-100.00%                                           $140,390,686
_________________________________________________________________________
=========================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $133,326,421)*                               $147,108,449
-----------------------------------------------------------
Foreign currencies, at value (cost
  $3,787,932)                                     3,817,153
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  721,589
-----------------------------------------------------------
  Dividends                                         387,343
-----------------------------------------------------------
Investment for deferred compensation plan             5,169
-----------------------------------------------------------
Other assets                                         41,911
===========================================================
    Total assets                                152,081,614
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            199,421
-----------------------------------------------------------
  Deferred compensation plan                          5,169
-----------------------------------------------------------
  Collateral upon return of securities loaned    11,151,076
-----------------------------------------------------------
Accrued distribution fees                           204,753
-----------------------------------------------------------
Accrued transfer agent fees                          82,732
-----------------------------------------------------------
Accrued operating expenses                           47,777
===========================================================
    Total liabilities                            11,690,928
===========================================================
Net assets applicable to shares outstanding    $140,390,686
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $143,058,821
-----------------------------------------------------------
Undistributed net investment income (loss)         (323,101)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (16,188,771)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              13,843,737
===========================================================
                                               $140,390,686
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 81,366,572
___________________________________________________________
===========================================================
Class B                                        $ 53,128,236
___________________________________________________________
===========================================================
Class C                                        $  5,895,878
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           7,224,912
___________________________________________________________
===========================================================
Class B                                           4,843,332
___________________________________________________________
===========================================================
Class C                                             537,960
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.26
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.26 divided by
      95.25%)                                  $      11.82
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.97
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.96
___________________________________________________________
===========================================================

* At June 30, 2003, securities with an aggregate market value of $10,818,204 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $106,602)        $ 1,010,457
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       28,283
-------------------------------------------------------------------------
Security lending income                                            37,294
=========================================================================
    Total investment income                                     1,076,034
=========================================================================

EXPENSES:

Advisory fees                                                     612,096
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     33,350
-------------------------------------------------------------------------
Distribution fees -- Class A                                      175,967
-------------------------------------------------------------------------
Distribution fees -- Class B                                      253,149
-------------------------------------------------------------------------
Distribution fees -- Class C                                       22,709
-------------------------------------------------------------------------
Transfer agent fees                                               266,228
-------------------------------------------------------------------------
Trustees' fees                                                      4,846
-------------------------------------------------------------------------
Other                                                              90,533
=========================================================================
    Total expenses                                              1,483,673
=========================================================================
Less: Fees waived and expenses paid indirectly                    (90,453)
=========================================================================
    Net expenses                                                1,393,220
=========================================================================
Net investment income (loss)                                     (317,186)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         3,123,145
-------------------------------------------------------------------------
  Foreign currencies                                             (220,936)
=========================================================================
                                                                2,902,209
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        12,948,489
-------------------------------------------------------------------------
  Foreign currencies                                               50,712
=========================================================================
                                                               12,999,201
=========================================================================
Net gain from investment securities and foreign currencies     15,901,410
=========================================================================
Net increase in net assets resulting from operations          $15,584,224
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (317,186)   $   (627,555)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and options contracts                     2,902,209      (2,829,930)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                12,999,201     (12,197,022)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 15,584,224     (15,654,507)
==========================================================================================
Share transactions-net:
  Class A                                                        3,965,929      (4,031,844)
------------------------------------------------------------------------------------------
  Class B                                                       (6,856,649)    (20,504,241)
------------------------------------------------------------------------------------------
  Class C                                                          781,665         418,162
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (2,109,055)    (24,117,923)
==========================================================================================
    Net increase (decrease) in net assets                       13,475,169     (39,772,430)
==========================================================================================

NET ASSETS:

  Beginning of period                                          126,915,517     166,687,947
==========================================================================================
  End of period                                               $140,390,686    $126,915,517
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Trends Fund (the "Fund") is a separate series of AIM Series Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each class will be voted on exclusively by the shareholders of such class.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2003, AIM waived fees of $88,464.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $121,341 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $175,967, $253,149 and $22,709, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $10,240 in front-end sales commissions from the sale of Class A shares and $0, $0 and $217 in Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,421 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,870 and reductions in custodian fees of $119 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,989.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $10,818,204 were on loan to brokers. The loans were secured by cash collateral of $11,151,076 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $37,294 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $10,412,542
----------------------------------------------------------
December 31, 2009                               5,422,021
----------------------------------------------------------
December 31, 2010                               2,253,894
==========================================================
Total capital loss carryforward               $18,088,457
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $102,491,341 and $107,609,259, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $15,901,827
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,119,799)
===========================================================
Net unrealized appreciation of investment
  securities                                    $13,782,028
___________________________________________________________
===========================================================
Cost of investments is the same for financial reporting and
tax purposes.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with front-end sales charge. Class B shares and Class C are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                     JUNE 30, 2003               DECEMBER 31, 2002
                                                              ---------------------------    --------------------------
                                                                SHARES          AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       1,616,777    $ 16,748,807     2,266,381    $ 24,253,742
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         535,196       5,463,730       936,078       9,711,743
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         157,580       1,645,990       564,146       5,848,635
=======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         401,917       4,098,982       861,814       9,217,406
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (412,277)     (4,098,982)     (878,858)     (9,217,406)
=======================================================================================================================
Reacquired:
  Class A                                                      (1,662,099)    (16,881,860)   (3,589,667)    (37,502,992)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (841,099)     (8,221,397)   (2,041,108)    (20,998,578)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         (88,513)       (864,325)     (521,726)     (5,430,473)
=======================================================================================================================
                                                                 (292,518)   $ (2,109,055)   (2,402,940)   $(24,117,923)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CLASS A(a)
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                               JUNE 30,         ---------------------------------------------------------------
                                                 2003            2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  9.95         $ 11.00       $ 13.33       $ 15.78       $ 11.46       $ 10.63
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.01)(b)       (0.02)(b)     (0.10)(b)     (0.19)(b)     (0.06)(b)     (0.02)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       1.32           (1.03)        (2.17)        (1.11)         5.86          1.01
===============================================================================================================================
    Total from investment operations               1.31           (1.05)        (2.27)        (1.30)         5.80          0.99
===============================================================================================================================
Less distributions:
  Dividends from net investment income               --              --         (0.06)           --            --         (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --              --            --         (1.15)        (1.48)        (0.14)
===============================================================================================================================
    Total distributions                              --              --         (0.06)        (1.15)        (1.48)        (0.16)
===============================================================================================================================
Net asset value, end of period                  $ 11.26         $  9.95       $ 11.00       $ 13.33       $ 15.78       $ 11.46
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                   13.17%          (9.55)%      (17.03)%       (7.90)%       51.93%         9.37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $81,367         $68,335       $80,630       $20,751       $20,595       $17,822
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.00%(d)        2.00%         2.00%         2.00%         1.03%         0.50%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              2.14%(d)        2.05%         2.25%         2.14%         1.16%         0.50%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.29)%(d)      (0.18)%       (0.94)%       (1.27)%       (0.50)%       (0.21)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                           83%             80%          154%          260%          147%           28%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $70,970,064.
(e)  Not annualized for periods less than one year.


                                                                                  CLASS B(a)
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                               JUNE 30,         ---------------------------------------------------------------
                                                 2003            2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  9.71         $ 10.80       $ 13.12       $ 15.62       $ 11.41       $ 10.62
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.04)(b)       (0.07)(b)     (0.15)(b)     (0.26)(b)     (0.13)(b)     (0.07)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       1.30           (1.02)        (2.13)        (1.09)         5.82          1.00
===============================================================================================================================
    Total from investment operations               1.26           (1.09)        (2.28)        (1.35)         5.69          0.93
===============================================================================================================================
Less distributions:
  Dividends from net investment income               --              --         (0.04)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --              --            --         (1.15)        (1.48)        (0.14)
===============================================================================================================================
    Total distributions                              --              --         (0.04)        (1.15)        (1.48)        (0.14)
===============================================================================================================================
Net asset value, end of period                  $ 10.97         $  9.71       $ 10.80       $ 13.12       $ 15.62       $ 11.41
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                   12.98%         (10.09)%      (17.36)%       (8.30)%       51.18%         8.83%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $53,128         $54,029       $81,459       $22,279       $29,118       $25,555
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.50%(d)        2.50%         2.50%         2.50%         1.53%         1.00%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              2.64%(d)        2.55%         2.75%         2.64%         1.66%         1.00%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.79)%(d)      (0.68)%       (1.44)%       (1.77)%       (1.00)%       (0.71)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                           83%             80%          154%          260%          147%           28%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $51,049,346.
(e)  Not annualized for periods less than one year.


                                                                             CLASS C(a)
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS                                                             JANUARY 2, 1998
                                     ENDED                       YEAR ENDED DECEMBER 31,                   (DATE SALES COMMENCED)
                                    JUNE 30,         -----------------------------------------------       TO DECEMBER 31,
                                      2003            2002          2001          2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $ 9.71         $ 10.79       $ 13.11       $15.62       $11.40               $10.62
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)         (0.04)(b)       (0.07)(b)     (0.16)(b)    (0.26)(b)    (0.13)(b)            (0.08)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)      1.29           (1.01)        (2.12)       (1.10)        5.83                 1.00
=================================================================================================================================
    Total from investment
      operations                        1.25           (1.08)        (2.28)       (1.36)        5.70                 0.92
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                --              --         (0.04)          --           --                   --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                 --              --            --        (1.15)       (1.48)               (0.14)
=================================================================================================================================
    Total distributions                   --              --         (0.04)       (1.15)       (1.48)               (0.14)
=================================================================================================================================
Net asset value, end of period        $10.96         $  9.71       $ 10.79       $13.11       $15.62               $11.40
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                        12.87%         (10.01)%      (17.37)%      (8.37)%      51.33%                8.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $5,896         $ 4,551       $ 4,600       $1,789       $  500               $  249
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      2.50%(d)        2.50%         2.50%        2.50%        1.53%                1.00%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                   2.64%(d)        2.55%         2.75%        2.64%        1.66%                1.00%(e)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets         (0.79)%(d)      (0.68)%       (1.44)%      (1.77)%      (1.00)%              (0.71)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                83%             80%          154%         260%         147%                  28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,579,360.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                   OFFICERS                            OFFICE OF THE FUND
Frank S. Bayley                     Robert H. Graham                    11 Greenway Plaza
Bruce L. Crockett                   Chairman and President              Suite 100
Albert R. Dowden                                                        Houston, TX 77046
Edward K. Dunn Jr.                  Mark H. Williamson
Jack M. Fields                      Executive Vice President            INVESTMENT ADVISOR
Carl Frischling                                                         A I M Advisors, Inc.
Robert H. Graham                    Kevin M. Carome                     11 Greenway Plaza
Prema Mathai-Davis                  Senior Vice President               Suite 100
Lewis F. Pennock                                                        Houston, TX 77046
Ruth H. Quigley                     Gary T. Crum
Louis S. Sklar                      Senior Vice President               TRANSFER AGENT
Mark H. Williamson                                                      A I M Fund Services, Inc.
                                    Dana R. Sutton                      P.O. Box 4739
                                    Vice President and Treasurer        Houston, TX 77210-4739

                                    Stuart W. Coco                      CUSTODIAN
                                    Vice President                      State Street Bank and Trust Company
                                                                        225 Franklin Street
                                    Melville B. Cox                     Boston, MA 02110
                                    Vice President
                                                                        COUNSEL TO THE FUND
                                    Edgar M. Larsen                     Ballard Spahr
                                    Vice President                      Andrews & Ingersoll, LLP
                                                                        1735 Market Street
                                    Nancy L. Martin                     Philadelphia, PA 19103
                                    Secretary
                                                                        COUNSEL TO THE TRUSTEES
                                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                                        919 Third Avenue
                                                                        New York, NY 10022

                                                                        DISTRIBUTOR
                                                                        A I M Distributors, Inc.
                                                                        11 Greenway Plaza
                                                                        Suite 100
                                                                        Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                             AIM Asia Pacific Growth Fund                                   TAXABLE
                                             AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM European Growth Fund                       AIM Floating Rate Fund
AIM Balanced Fund*                           AIM European Small Company Fund                AIM High Yield Fund
AIM Basic Balanced Fund*                     AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Basic Value Fund                         AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Blue Chip Fund                           AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund                 AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Charter Fund                             AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Constellation Fund                       AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund
AIM Diversified Dividend Fund(1)                                                                           TAX-FREE
AIM Emerging Growth Fund                                   SECTOR EQUITY
AIM Large Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Large Cap Growth Fund                    AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Libra Fund                               AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund                 AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(5,6)
AIM Mid Cap Core Equity Fund                 AIM Global Science and Technology Fund
AIM Mid Cap Growth Fund                      AIM Global Utilities Fund
AIM Opportunities I Fund(2)                  AIM New Technology Fund
AIM Opportunities II Fund(2)                 AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

 *Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual     Retirement    Annuities    College      Separately       Offshore       Alternative       Cash
Funds      Products                   Savings      Managed          Products       Investments       Management
                                      Plans        Accounts

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

AIMinvestments.com                                                     GTR-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Series Trust (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  August 28, 2003


By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  August 28, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.